OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	$ 195,470,749	$ 140,304,853
Other non-current financial assets	296,632,012	162,013,278
Financial assets measured at amortized cost
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	194,509,044	140,304,853
Other non-current financial assets	1,216,865	1,216,865
Financial assets at fair value
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	961,705
Other non-current financial assets	281,337,127	150,983,295
Other financial assets measured at amortized cost
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$ 14,078,020	$ 9,813,118